RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
SCHEDULE OF RECEIVABLE AND ALLOWANCE FOR CREDIT LOSSES

Receivable and allowance for credit losses consisted of the following as of December 31 (in thousands):

	2025	2024
Trade accounts receivable	$2,251	$1,377
Less allowance for credit losses	(26)	(26)
Total accounts receivable, net	$2,225	$1,351